FAIR VALUE MEASURES AND DISCLOSURES	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASURES AND DISCLOSURES
FAIR VALUE MEASURES AND DISCLOSURES
In analyzing the fair value of its investments accounted for on a fair value basis, the Company follows the fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The Company determines fair value based on quoted prices when available or, if quoted prices are not available, through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. The fair value of cash, tenant receivables and accounts payable, approximate their carrying value due to the their short nature.  The hierarchy followed defines three levels of inputs that may be used to measure fair value:
Level 1 - Quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.
Level 3 - Unobservable inputs that reflect the entity’s own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.
The determination of where an asset or liability falls in the hierarchy requires significant judgment.  The Company evaluates its hierarchy disclosures each quarter; depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter.  However, the Company expects that changes in classifications between levels will be rare.
Rental properties obtained through a foreclosed note are measured at fair value on a non-recurring basis.  The fair value of rental properties is usually estimated based on information obtained from a number of sources, including information obtained about each property as a result of pre-acquisition due diligence, marketing and leasing activities.  The Company allocates the purchase price of properties to acquired tangible assets, consisting of land, buildings, fixtures and improvements, and identified intangible lease assets and liabilities, consisting of the value of above-market and below-market leases, as applicable, the value of in-place leases and the value of tenant relationships, based in each case on their fair values.
The following table presents information about the Company’s rental properties measured at fair value on a non-recurring basis and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value (in thousands):

	Level 1	Level 2	Level 3	Total
For the year ended December 31, 2012:
Assets:
Cannery	$—	$—	$8,917	$8,917
Campus Club	—	—	8,535	8,535
Rental properties, net	$—	$—	$17,452	$17,452

For the year ended December 31, 2011:
Assets:
Vista	$—	$—	$12,000	$12,000
Rental properties, net	$—	$—	$12,000	$12,000

The carrying and fair values of the Company’s loans held for investment, net, mortgage note payable and revolving credit facility were as follows (in thousands):

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Loans held for investment, net	$11,109	$11,109	$16,356	$16,356

Mortgage note payable	$(9,043)	$(9,043)	$—	$—

Revolving credit facility	$(760)	$(760)	$—	$—

The fair value of the loans held for investment, net, was estimated by comparing the recorded amount of the loan to the fair value of the collateral.
The fair value of the mortgage note payable was estimated using rates available to the Company for debt with similar terms and remaining maturities.
The fair value of the revolving credit facility equals the carrying amount because the credit facility interest rate is variable.